UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

111 Pleasant Ridge Road

Harrison, NY 10528

(Address of principal executive offices) (Zip code)

MP 63 Fund Inc.

111 Pleasant Ridge Road

Harrison, NY 10528

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

	Schedule of Investments
	May 30, 2014 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 96.21%

Aerospace/Aircrafts/Defense - 5.60%
6,200	Boeing Co.	$ 852,075
11,000	Raytheon Co.	1,073,270
8,800	United Technologies Corp.	1,022,736
		2,948,081
Automotive Parts-Retail/Wholesale - 1.62%
9,900	Genuine Parts Co.	854,667

Banks - 4.37%
26,200	Bank of America Corp.	396,668
26,000	BB&T Corp.	985,920
21,700	US Bancorp	915,523
		2,298,111
Beverages - 2.47%
19,500	Coca-Cola Co.	797,745
5,700	Pepsico, Inc.	503,481
		1,301,226
Cable & Other Pay Television Services - 1.03%
10,400	Comcast Corp. Class-A	542,880

Chemicals-Diversified - 2.00%
24,400	RPM International, Inc.	1,050,908

Chemicals-Specialty - 1.86%
7,400	Praxair, Inc.	978,576

Commercial Services - 1.89%
9,100	Ecolab, Inc.	993,629

Communications Equipment - 0.09%
600	Qualcomm, Inc.	48,270

Containers-Paper/Plastic - 1.41%
17,900	Bemis Co., Inc.	741,239

Cosmetics & Personal Care - 1.51%
11,600	Colgate-Palmolive Co.	793,440

Diversified Operations - 4.51%
6,700	3M Co.	955,085
31,700	Corning, Inc.	675,210
27,800	General Electric Co.	744,762
		2,375,057
Electronic Equipment - 1.71%
13,500	Emerson Electric Co.	900,855

Electronic-Semiconductors - 1.70%
32,800	Intel Corp.	896,096

Finance-Investment Management - 1.64%
15,600	Franklin Resources, Inc.	861,276

Financial Services - 1.72%
22,000	Paychex, Inc.	904,420

Food-Misc. Preparation - 5.27%
14,300	Archer Daniels-Midland Co.	642,642
22,000	ConAgra Foods, Inc.	710,600
7,300	General Mills, Inc.	400,989
20,700	Hormel Foods Corp.	1,018,647
		2,772,878
General Household Products - 1.56%
9,400	Stanley Black & Decker, Inc.	821,560

Household Audio & Video Equipment - 0.28%
5,250	Knowles Corp. *	148,103

Insurance-Life/Property/Casual - 2.52%
8,200	AFLAC, Inc.	502,086
8,800	Travelers Companies, Inc.	822,360
		1,324,446
Leisure Products - 1.76%
7,200	Polaris Industries, Inc.	928,224

Machinery-Const./Mining/Farming - 2.85%
7,000	Caterpillar, Inc.	715,610
8,600	Deere & Co.	784,062
		1,499,672
Machinery-Electrical Equipment - 5.32%
10,500	Dover Corp.	915,390
19,600	Johnson Controls, Inc.	947,856
14,700	Tennant Co.	939,477
		2,802,723
Manufacturing - 2.01%
12,200	Illinois Tool Works, Inc.	1,055,910

Medical Instruments/Products - 1.08%
9,300	Medtronic, Inc.	567,579

Medical/Dental-Supplies - 1.61%
7,200	Becton Dickinson & Co.	847,440

Medical Drugs - 3.84%
13,200	Abbott Laboratories	528,132
7,500	Abbvie, Inc.	407,475
10,700	Johnson & Johnson	1,085,622
		2,021,229
Oil & Gas- International - 1.60%
8,400	Exxon Mobil Corp.	844,452

Paper & Paper Products - 1.60%
7,500	Kimberly Clark Corp.	842,625

Petroleum Refining - 0.09%
400	Chevron Corp.	49,116

Refuse Systems - 0.89%
10,500	Waste Management, Inc.	469,140

Retail-Food & Restaurant - 0.85%
5,800	Yum! Brands, Inc.	448,398

Retail-Variety Stores - 1.61%
7,300	Costco Wholesale Corp.	846,946

Retail/Wholesale-Building Products - 1.74%
11,400	Home Depot, Inc.	914,622

Services-Prepackaged Software - 1.91%
24,600	Microsoft Corp.	1,007,124

Soap & Cleaning Preparations - 1.29%
8,400	Procter & Gamble Co.	678,636

Telecommunications - 2.99%
21,300	AT&T, Inc.	755,511
21,700	CenturyLink, Inc.	817,439
		1,572,950
Textile-Apparel/Mill Products - 1.99%
16,600	VF Corp.	1,046,132

Transportation-Equipment/Leasing - 2.13%
12,900	Ryder Systems, Inc.	1,119,591

Transportation-Railroads - 1.89%
5,000	Union Pacific Corp.	996,350

Utility-Electric - 6.76%
10,500	Duke Energy Corp.	746,340
15,500	Edison International	854,670
27,600	MDU Resources Group, Inc.	935,088
10,500	NextEra Energy, inc.	1,022,280
		3,558,378
Utility-Gas Distribution - 3.01%
10,400	National Fuel Gas Co.	780,000
15,500	SCANA Corp. *	806,000
		1,586,000
Utility-Water - 1.76%
36,525	Aqua America, Inc.	927,005

Wholesale-Medical, Dental & Hospital Equipment/Supplies - 0.87%
13,200	Owens & Minor, Inc.	457,776

TOTAL FOR COMMON STOCK (Cost $28,538,250) - 96.21%		$ 50,643,736

CASH & EQUIVALENTS - 3.61%
1,901,960	Fidelity Money Market Portfolio Select Class (Cost $1,901,960) 0.01%**	1,901,960

TOTAL INVESTMENTS (Cost $30,440,210) - 99.83%		52,545,696

OTHER ASSETS LESS LIABILITIES - 0.17%		91,615

NET ASSETS - 100.00%		$ 52,637,311

** Variable rate security; the coupon rate shown represents the yield at May 30, 2014.

The MP63 Fund, Inc.

Notes to Financial Statements
May 30, 2014 (Unaudited)
1. SECURITY TRANSACTIONS

At May 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$30,440,210 amounted to $22,105,485 which consisted of aggregate gross unrealized appreciation of $22,242,784 and aggregate gross unrealized depreciation of $137,299.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$50,643,736	$0	$0	$50,643,736
Cash Equivalents	$1,901,960	$0	$0	$1,901,960
Total	$52,545,696	$0	$0	$52,545,696

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 25, 2014

By /s/David Fish

*David Fish

Treasurer

Date July 25, 2014

* Print the name and title of each signing officer under his or her signature.